Equitable Financial Life Insurance Company

Supplement Dated December 13, 2021 to the current prospectus, initial summary prospectus and updating summary prospectus (together the “Prospectus”) for Investment Edge 21

This Supplement updates certain information in the most recent Prospectus. You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus.

Effective immediately, Investment Edge® ADV is not available for new contracts through February 21, 2022. Please read the Prospectus accordingly.

Effective February 22, 2022 the following changes are applicable to your contract:

1.	Portfolio Changes

The following additional investment options will be available:

•	Equitable Moderate Growth MF/ETF Portfolio

•	Equitable Growth MF/ETF Portfolio

•	EQ/AB Sustainable U.S. Thematic Portfolio

•	Principal Blue Chip Fund

•	Principal Equity Income Fund

2.	Appendix: Portfolio Companies available under the contract

The additional information for the new investment options available in your contract is hereby added under “Appendix: Portfolio Companies available under the contract” in the Prospectuses:

TYPE	Portfolio Company – Investment Adviser; Sub-Advisor(s), as applicable	Current Expenses		Average Total Returns (as of 12/31/2020)
				1 year	5 year	10 year

Asset Allocation	Equitable Moderate Growth MF/ETF Portfolio — EIMG	1.10	%^	—	—	—

Asset Allocation	Equitable Growth MF/ETF Portfolio — EIMG	1.15	%^	—	—	—

Equity	EQ/AB Sustainable U.S. Thematic Portfolio — EIMG; AllianceBernstein L.P.	1.00	%^	—	—	—

Equity	Principal Blue Chip Fund — Principal Global Investors, LLC	1.05%		—	—	—

Equity	Principal Equity Income Fund — Principal Global Investors, LLC	0.88%		6.00%	12.40%	11.21%

^	This Portfolio’s annual expenses reflect temporary fee reductions.

3.	ADV Contract Series Fee and Credit Change

The Investment Edge ADV series contract fee is changing from 0.25% to 0%. Please read the Prospectus accordingly.

The Breakpoint Credit, which allowed for a possible annual reduction in the Contract fee up to 0.15%, is also removed from the Investment Edge ADV series contract. Please read the Prospectus accordingly.

Co-distributed by affiliates Equitable Advisors, LLC and Equitable Distributors, LLC.

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234